Property and Equipment	12 Months Ended
Jun. 30, 2016
Property, Plant, and Equipment:
Property, Plant and Equipment

NOTE 6 – Property and Equipment

As of June 30, 2017 and 2016 property and equipment consisted of the following:

	June 30, 2017	June 30, 2016
Vehicles	$29,598	$112,817
Furniture and equipment	41,042	343
Personal computers	3,315	1,170
	73,955	114,330
Less: accumulated depreciation	25,822	22,122
Total	$48,133	$92,208